Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	100	100	100
Common stock, issued	100	100	100
Common stock, outstanding	100	100	100